ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                      ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

               THE COMMODORE NAVIGATOR(R), THE COMMODORE ADVANTAGE(R)
                         AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    Supplemental Prospectus dated May 1, 2001

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2001, for either The Commodore Navigator, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Deutsche VIT Equity 500 Index Sub-Account, the INVESCO VIF-Total Return Fund Sub-Account, or the Morgan Stanley UIF, Inc. - Emerging Markets Equity Portfolio Sub-Account (collectively, the "Sub-Accounts"). Each of these Sub-Accounts is an additional investment option of the Contracts available only to Contract owners who held Accumulation Units in that Sub-Account on April 30, 2001. Each of these investment options will become unavailable to you once you no longer have money in that Sub-Account. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Sub-Accounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2001, contains more information about the Company, the Separate Account and the Contracts, including the Sub-Accounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SECs web site: (http://www.sec.gov) The registration number for The Commodore Navigator is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Supplemental Prospectus. Any representation to the contrary is a criminal offense.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
o  The Contracts are not FDIC or NCUSIF Insured
o  The Contracts are obligations of the Company and Not of the Bank or Credit
   Union
o The Bank or Credit Union Does Not Guarantee the Company's Obligations under the Contracts
o  The Contracts Involve Investment Risk and May Lose Value

FEE TABLE
These tables describe fees and expenses that you may pay directly or indirectly if you allocate purchase payments to or transfer amounts to the Sub-Accounts. More complete information about fees and expenses that you may pay directly or indirectly by purchasing a Contract is located in the "Fee Table" and the "Charges and Deductions" sections of the Contract Prospectus.

Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/001 (As a percentage of Portfolio average net assets)

                                                                  Management       Other          Total
Portfolio                                                            Fees         Expenses      Expenses
Deutsche VIT Equity 500 Index                                        0.20           0.10          0.30
INVESCO VIF Total Return Fund2                                       0.75           0.46          1.21
Morgan Stanley UIF, Inc. - Emerging Markets Equity Portfolio3        1.09           0.71          1.80

1 Data for each Portfolio are for its fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower. The Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. The actual fees and expenses for the Portfolios before any applicable fee waivers, or expense reductions or reimbursements was as follows:

                                                                   Management      Other        Total
        Portfolio                                                     Fees        Expenses    Expenses
        Deutsche VIT Equity 500 Index                                 0.20          0.14        0.34
        INVESCO VIF Total Return Fund2                                0.75          0.69        1.44
        Morgan Stanley UIF, Inc.- Emerging Markets Equity             1.25          0.71        1.96
        Portfolio3

2The INVESCO VIF Total Return Fund's actual Other Expenses and Total Expenses were lower than the figures shown, because the Fund's custodian fees were reduced under an expense offset agreement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors.

3The management fee for the Morgan Stanley UIF, Inc. - Emerging Markets Equity Portfolio has been reduced to reflect the voluntary waiver of a portion or all of the management fee and reimbursement by the portfolio's adviser to the extent the total operating expenses excluding certain investment-related expenses exceed 1.75%. For the year ended 12/31/2000, these excluded expenses totaled 0.05%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

Examples

The following examples should help you compare the cost of investing in the Sub-Accounts described in this Supplemental Prospectus with the cost of investing in other Sub-Accounts available under the Contracts, as described in the Contract Prospectus.


                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender

The Commodore Navigator Deutsche VIT   If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
Equity 500 Index Sub-Account           contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment


                                       1 Year    3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                       $89      $110       $139       $264       $19        $60       $109       $264
Optional Death Benefit Contracts
Issue age 65 and Younger                 $90      $113       $144       $278       $20        $63       $114       $278
Optional Death Benefit Contracts
Issue age over 65 and under 79           $91      $118       $153       $298       $21        $68       $123       $298

Enhanced Contracts                       $85      $100       $121       $223       $15       $100       $121       $223
Enhanced Contracts With
Administration Charge Waived             $84       $95       $112       $202       $14        $45        $82       $202



                                           Example # 1  Assuming Surrender         Example #2 - Assuming No Surrender

The Commodore Navigator INVESCO VIF    If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
Total Return Fund Sub-Account          contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment




                                       1 Year    3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                       $98      $140       $190       $383       $28        $90       $160       $383
Optional Death Benefit Contracts
Issue age 65 and Younger                 $99      $143       $196       $395       $29        $93       $166       $395
Optional Death Benefit Contracts
Issue age over 65 and under 79          $100      $147       $204       $413       $30        $97       $174       $413

Enhanced Contracts                       $95      $130       $174       $345       $25        $80       $144       $345
Enhanced Contracts With
Administration Charge Waived             $93      $125       $165       $326       $23        $75       $135       $326


                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender

The Commodore Navigator                If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
Morgan Stanley UIF, Inc.- Emerging     contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
Markets Equity Portfolio Sub-Account   time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment


                                       1 Year    3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                      $104      $158       $222       $453       $34       $108       $192       $453
Optional Death Benefit Contracts
Issue age 65 and Younger                $105      $161       $228       $465       $35       $111       $198       $465
Optional Death Benefit Contracts
Issue age over 65 and under 79          $106      $166       $236       $482       $36       $116       $206       $482

Enhanced Contract                       $156      $374       $206       $418       $31        $99       $176       $418
Enhanced Contracts With
Administration Charge Waived             $99      $144       $198       $400       $29        $94       $168       $400


                                          Example # 1 - Assuming Surrender          Example #2 - Assuming No Surrender

The Commodore Advantage               If  the  owner   surrenders  his  or  her  If the owner does not  surrender  his or
Deutsche VIT Equity 500 Index         contract  at the  end  of the  applicable  her Contract,  or if it is annuitized at
Sub-Account                           time  period,   the  following   expenses  the end of the  applicable  time period,
                                      would be charged on a $1,000 investment    the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       1 Year    3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                      $98       $138       $165       $257       $18        $58       $104       $255
Standard Contracts With
Administration Charges Waived           $96       $133       $157       $237       $16        $53        $97       $237

                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender

The Commodore Advantage INVESCO VIF     If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
Total Return Fund Sub-Account           contract  at the end of the  applicable  her Contract,  or if it is annuitized at time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        1 Year   3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                       $107     $168       $217       $376       $27        $88       $157       $376
Standard Contracts With
Administration Charges Waived            $106     $163       $209       $357       $26        $83       $149       $357


                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender

The Commodore Advantage Morgan          If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
Stanley UIF, Inc. - Emerging Markets    contract  at the end of the  applicable  her Contract,  or if it is annuitized at
Equity Portfolio Sub-Account            time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        1 Year   3 Years    5 Years   10 Years    1 Year    3 Years    5 Years   10 Years

Standard Contracts                       $113     $186       $249       $447       $33       $106       $189       $447
Standard Contracts With
Administration Charges Waived            $112     $182       $241       $429       $32       $102       $181       $429



                                                       Example

The Commodore Independence              If  the  owner  surrenders  his  or her
Deutsche VIT Equity 500 Index           contract  at the end of the  applicable
Sub-Account                             time  period,  or if the owner does not
                                        surrender  his or her  Contract,  or if
                                        it is  annuitized,  the expenses  shown
                                        would be charged on a $1,000 investment

                                        1 Year   3 Years    5 Years   10 Years


Standard Contracts (1.40%)               $18       $58       $104       $255

Enhanced Contracts (1.10%)               $15       $48        $87       $214

Enhanced Contracts (0.90%)               $13       $41        $75       $185
Enhanced With Administration Charges
Waived (0.95%)                           $13       $43        $78       $193
Enhanced With Administration Charges
Waived (0.75%)                           $11       $36        $66       $164


                                                       Example

The Commodore Independence              If  the  owner  surrenders  his  or her
INVESCO VIF Total Return Fund           contract  at the end of the  applicable
Sub-Account                             time  period,  or if the owner does not
                                        surrender  his or her  Contract,  or if
                                        it is  annuitized,  the expenses  shown
                                        would be charged on a $1,000 investment

                                        1 Year   3 Years    5 Years   10 Years

Standard Contracts (1.40%)               $27       $87       $156       $374

Enhanced Contracts (1.10%)               $24       $78       $139       $336

Enhanced Contracts (0.90%)               $22       $71       $128       $310
Enhanced With Administration Charges
Waived (0.95%)                           $22       $73       $131       $317
Enhanced With Administration Charges
Waived (0.75%)                           $20       $66       $119       $290


                                                       Example

The Commodore Independence Morgan       If  the  owner  surrenders  his  or her
Stanley UIF, Inc. - Emerging Markets    contract  at the end of the  applicable
Equity Portfolio Sub-Account            time  period,  or if the owner does not
                                        surrender  his or her  Contract,  or if
                                        it is  annuitized,  the expenses  shown
                                        would be charged on a $1,000 investment

                                        1 Year   3 Years    5 Years   10 Years

Standard Contracts (1.40%)               $33      $106       $188       $445

Enhanced Contracts (1.10%)               $30       $96       $172       $409

Enhanced Contracts (0.90%)               $28       $90       $161       $385
Enhanced With Administration Charges
Waived (0.95%)                           $22       $73       $131       $317
Enhanced With Administration Charges
Waived (0.75%)                           $26       $85       $153       $366


The examples above are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among the Sub-Accounts or between the fixed account options and the Sub-Accounts, and a 5% annual rate of return. The certificate or contract maintenance fee for The Commodore Navigator, The Commodore Advantage, or The Commodore Independence is reflected in the examples as a charge of $0.96, $0.36, or $0.16, per year, respectively, based on the ratio of actual certificate or contract maintenance fees collected for the year ended 12/31/00 to total average net assets as of 12/31/00. The examples do not include charges for premium taxes.

CONDENSED FINANCIAL INFORMATION

                                                         The Commodore Navigator
                                                         The Commodore Advantage
Deutsche VIT Equity                                     The Commodore Independence
500 Index                                                                                                           Year
Sub-Account                                                                                                           Ended
                                  Standard                     Enhanced             Enhanced with Administration
                                                                                           Charges Waived
                        Accumulation   Accumulation   Accumulation   Accumulation  Accumulation     Accumulation
                            Unit           Units          Unit          Units          Unit            Units
                            Value       Outstanding       Value      Outstanding       Value        Outstanding
                          9.681308      236,998.179     9.729061        66.267       9.753088         190.592       12/31/00
                          10.815237     73,596.514      10.836517       0.000        10.847192        131.993       12/31/99

The above table gives year-end Accumulation Unit Information for the Deutsche VIT Equity 500 Index Sub-Account from the end of the year of inception through December 31, 2000. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value as of May 1, 1999 (the date the Sub-Account commenced operations) was 10.000000.

The two tables below give year-end Accumulation Unit Information for the INVESCO VIF Total Return Sub-Account and the Morgan Stanley UIF, Inc. - Emerging Markets Sub-Account from the end of the year of inception through December 31, 2000. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each of these Sub-Accounts as of July 15, 1997 (the date the Sub-Accounts commenced operations) was 10.000000.

                                                        The Commodore Navigator
                                                         The Commodore Advantage
INVESCO VIF Total                                       The Commodore Independence
Return Fund                                                                                                         Year
Sub-Account                                                                                                           Ended
                                  Standard                     Enhanced             Enhanced with Administration
                                                                                           Charges Waived
                        Accumulation   Accumulation   Accumulation   Accumulation  Accumulation     Accumulation
                            Unit           Units          Unit          Units          Unit            Units
                            Value       Outstanding       Value      Outstanding       Value        Outstanding
                          10.431261     278,576.941     10.538737     3,457.428      10.593005         97.764       12/31/00
                          10.811807     258,825.173     10.890979     1,936.199      10.930872         0.000        12/31/99
                          11.348675     154,762.526     11.397954      111.314       14291595          0.000        12/31/98
                          10.503108     14,641.934      10.517508       0.000        10.524723         0.000        12/31/97


                                                         The Commodore Navigator
                                                         The Commodore Advantage
Morgan Stanley UIF,                                     The Commodore Independence
Inc.- Emerging
Markets Equity
Portfolio
Sub-Account
                                  Standard                     Enhanced             Enhanced with Administration
                                                                                           Charges Waived
                        Accumulation   Accumulation   Accumulation   Accumulation  Accumulation     Accumulation
                            Unit           Units          Unit          Units          Unit            Units          Year
                            Value       Outstanding       Value      Outstanding       Value        Outstanding      Ended
                          6.844447      171,508.549     6.915029       395.495       6.950699          54.714       12/31/00
                         11.416896     56,080.554      11.500499      128.179       11.542646          0.000        12/31/99
                          5.915866      30,255.642      5.941609        0.000        5.954580          0.000        12/31/98
                          7.911559       9,042.956      7.922446        0.000        7.927919          0.000        12/31/97




FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Sub-Accounts) are included in the Statement of Additional Information.

THE PORTFOLIOS

The Deutsche VIT Equity 500 Index Sub-Account is invested in the Deutsche Asset Management VIT Funds Equity 500 Index Portfolio. The INVESCO VIF Total Return Fund Sub-Account is invested in the INVESCO VIF Total Return Fund Portfolio. The Morgan Stanley UIF Emerging Markets Equity Sub-Account is invested in the Morgan Stanley UIF, Inc. Emerging Markets Equity Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectuses and this Supplement carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.



Deutsche Asset Management VIT Funds

------------------ -------------------------------------------------------------

                   Deutsche VIT Equity 500 Index
Advisor:           The Equity 500 Index seeks to replicate as closely as
Deutsche Asset     possible(before deduction of expenses) the total return of
Management, Inc.   the Standard & Poor's 500  Composite  Stock Price Index (the
                   "S&P  500(R)"),  which emphasizes  stocks of large U.S.
                   companies.  The  Portfolio  will invest  primarily in the
                   common stock of those companies  included in the S&P 500,
                   that are deemed  representative  of the  industry
                   diversification of the entire S&P 500.
------------------ -------------------------------------------------------------


INVESCO Variable Investment Funds, Inc.

                   INVESCO VIF Total Return Fund
Advisor:           The  investment  objective of the INVESCO VIF Total Return
INVESCO Funds      Fund is to  seek  a  high  total  return  on  investment
Group, Inc.        through  capital appreciation  and current  income.  The
                   INVESCO VIF Total  Return Fund  seeks  to  accomplish   its
                   objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

The Universal Institutional Funds, Inc.


Advisor:           Emerging Markets Equity Portfolio
Morgan Stanley     The investment  objective of the Emerging Markets Equity
Asset Management   Portfolio is  long-term  capital  appreciation  by  investing
(a wholly owned    primarily  in equity  securities of issuers in emerging
subsidiary of      market  countries.  The Portfolio   seeks   to   maximize
Morgan Stanley     returns   by   investing   in  growth-oriented   equity
Dean Witter        securities  in  emerging  markets.   The Portfolio's
& Co.)             investment   approach   combines   top-down  country
                   allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Investment Options - Allocations

You can allocate purchase payments in whole percentages to any of the currently available Sub-Accounts described in the Contract Prospectus. You may also allocate purchase payments to any Sub-Account described in this Supplemental Prospectus in which you held Accumulation Units as of April 30, 2001 (until you no longer have money in that Sub-Account), or to any of the fixed account options. Interests in the Sub-Accounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to these or any other Sub-Accounts.

CHANGES IN THE SUB-ACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Sub-Account invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE COMPANY PRESENTLY INTENDS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE DEUTSCHE VIT EQUITY 500 INDEX FUND, INVESCO VIF TOTAL RETURN FUND, AND MORGAN STANLEY UIF, INC. - EMERGING MARKETS EQUITY PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE DEUTSCHE VIT EQUITY 500 INDEX FUND, THE INVESCO VIF TOTAL RETURN FUND, AND THE MORGAN STANLEY UIF, INC. - EMERGING MARKETS EQUITY PORTFOLIO, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS. WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, APPROXIMATELY SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.